Shareholder Report, Average Annual Return (Details) 199175_The Torray Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Torray Equity Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Torray Equity Income Fund
Average Annual Return, Percent	22.85%	12.49%	10.15%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	12.79%	15.37%
Morningstar US Large-Mid Cap Broad Value Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Value Total Return USD Index
Average Annual Return, Percent	25.30%	12.65%	12.96%